Cover	Apr. 21, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2020
Entity File Number	001-15185
Entity Registrant Name	First Horizon National Corporation
Entity Central Index Key	0000036966
Entity Tax Identification Number	62-0803242
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	165 Madison Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	523-4444
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	$0.625 Par Value Common Capital Stock
Trading Symbol	FHN
Security Exchange Name	NYSE
Preferred Class A [Member]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FHN PR A
Security Exchange Name	NYSE